Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Jan. 31, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, other receivables, amounts due to related parties and accounts payable approximates their carrying value due to their short-term nature.